A. O. Smith Corporation Master Trust (Tables) - EBP 018	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The amount of Master Trust assets, income and change in value which is allocated to the Plan is determined by the ratio of participant account balances in the Plan to the total participant account balances of all participating plans. As of December 31, 2025 and 2024, the Plan’s interest in the net assets of the Master Trust was 100%. Significant information related to the investments in the Master Trust as of and for the year ended December 31, 2025, is as follows:

	December 31, 2025	December 31, 2025
	Master Trust Balances	Plan’s Interest in Master Trust
a. Registered Investment Company Mutual Funds	$228,903,211	$228,903,211
b. Common/Collective Trusts	398,329,528	398,329,528
Total	$627,232,739	$627,232,739

The following are net appreciation in the fair value of investments and investment income for the Master Trust for the year ended December 31, 2025.

Net appreciation in fair value of investments	$62,621,567
Investment Income	10,259,105
Total	$72,880,672
Significant information related to the investments in the Master Trust as of and for the year ended December 31, 2024, is as follows:

	December 31, 2024	December 31, 2024
	Master Trust Balances	Plan’s Interest in Master Trust
a. Registered Investment Company Mutual Funds	$208,931,038	$208,931,038
b. Common/Collective Trusts	386,009,713	386,009,713
Total	$594,940,751	$594,940,751

The following are net deprecation in the fair value of investments and investment income for the Master Trust for the year ended December 31, 2024.

Net appreciation in fair value of investments	$47,797,104
Investment Income	8,053,048
Total	$55,850,152

Schedule of Classification of Investments at Fair Value by Classification
The following summarizes the classification of investments at fair value by classification and method of valuation in accordance with U.S. GAAP:

		Assets at Fair Value as of		December 31, 2025
Description	Total	Level 1	Level 2	Level 3
Mutual Funds	$228,903,211	$228,903,211	$—	$—
Total assets in the fair value hierarchy	228,903,211	$228,903,211	$—	$—
Investment measured at NAV (a)	398,329,528
Total investments, at fair value	$627,232,739

		Assets at Fair Value as of		December 31, 2024
Description	Total	Level 1	Level 2	Level 3
Mutual Funds	$208,931,038	$208,931,038	$—	$—
Total assets in the fair value hierarchy	208,931,038	$208,931,038	$—	$—
Investment measured at NAV (a)	386,009,713
Total investments, at fair value	$594,940,751
(a)In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.
The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2025 and 2024, respectively:

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common/Collective trusts	$398,329,528	n/a	Daily	None

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common/Collective trusts	$386,009,713	n/a	Daily	None
The following summarizes the classification of investments at fair value by classification and method of valuation in accordance with U.S. GAAP:

		Assets at Fair Value as of		December 31, 2024
Description	Total	Level 1	Level 2	Level 3
Cash	$60,574	$60,574	$—	$—
Equities	357,653	357,653	—	—
Corporate Bonds	2,208,953	—	2,208,953	—
Total assets in the fair value hierarchy	$2,627,180	$418,227	$2,208,953	$—